CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 284,312	$ 316,620	$ 381,314
Share of profit of joint ventures and associates	2,993	3,725	3,972
Interest and other income	1,724	2,838	915
Total revenue and other income	289,029	323,183	386,201
Purchases	188,120	212,883	258,488
Production and manufacturing expenses	23,379	25,240	25,518
Selling, distribution and administrative expenses	12,439	13,433	12,883
Research and development	1,099	1,287	1,075
Exploration	2,411	1,750	1,712
Depreciation, depletion and amortisation	26,872	31,290	18,529
Interest expense	4,787	4,673	3,181
Total expenditure	259,107	290,556	321,386
Income before taxation	29,922	32,627	64,815
Taxation charge	13,401	12,991	21,941
Income for the period	16,521	19,636	42,874
Income attributable to non-controlling interest	427	277	565
Income attributable to Shell plc shareholders	$ 16,094	$ 19,359	$ 42,309
Basic earnings per share ($ per share)	$ 2.55	$ 2.88	$ 5.76
Diluted earnings per share ($ per share)	$ 2.53	$ 2.85	$ 5.71